Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued liabilities [Abstract]
Schedule of payable and accrued liabilities	2024 2023 Trade payables $ 129,832 $ 99,847 Non-trade payables 121,644 108,856 Payables due to related parties [notes 24, 31] 367,559 368,847 Total $ 619,035 $ 577,550